Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Summary of Other Income
(a)
Details of other income for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Foreign currency gain	₩	3,098,553	1,398,181	1,972,046
Gain on disposal of property, plant and equipment		25,737	34,961	51,792
Gain on disposal of intangible assets		—	1,989	25
Reversal of impairment loss on property, plant and equipment		3,181	7	4,314
Rental income		2,806	2,271	1,755
Others		55,560	34,849	70,511
Total	₩	3,185,837	1,472,258	2,100,443

Summary of Other Expenses
(b)
Details of other expenses for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Foreign currency loss	₩	2,957,048	1,516,528	2,479,014
Loss on disposal of property, plant and equipment		54,432	102,453	76,771
Impairment loss on property, plant and equipment		1,260,436	60,072	98,525
Impairment loss on intangible assets		136,372	54,833	72,490
Others		38,126	52,348	71,181
Total	₩	4,446,414	1,786,234	2,797,981